Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Summary of provisions

	December 31,
	2023	2022
	$	$
Balance – Beginning of year	233	277
Provision recognized	404	-
Utilization of provision	(40)	(28)
Change in the provision	(174)	-
Unwinding of discount and impact of foreign exchange rate changes	6	(16)
Balances – End of the year	429	233
Current liabilities	429	45
Non-current liabilities	-	188